Risk Management - Loss allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Financial asset	$ 2,939,642		$ 1,342,562	$ 732,225
Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	412,053	$ 407,975
Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 2,155	$ 1,335
Within 30 days | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate	0.10%	0.10%
Within 30 days | Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 385,633	$ 394,079
Within 30 days | Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 276	$ 343
31-60 days | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate	2.00%	2.00%
31-60 days | Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 11,174	$ 9,796
31-60 days | Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 173	$ 212
61–90 days | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate	4.00%	4.00%
61–90 days | Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 10,742	$ 1,960
61–90 days | Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 481	$ 79
91–120 days | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate	14.00%	15.00%
91–120 days | Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 2,508	$ 732
91–120 days | Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 342	$ 110
Over 120 days | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate	44.00%	42.00%
Over 120 days | Cost | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 1,996	$ 1,408
Over 120 days | Allowance | Trade receivables
Disclosure of provision matrix [line items]
Financial asset	$ 883	$ 591